GENERAL (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations
The summarized results of operations for Vexigo and TABS Brazil Ltd for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2019	*)2018	2017

Revenue	$301	$794	$1,853
Cost of revenues	255	1,034	1,453
Gross profit (loss)	46	(240)	400

Operating expenses (income)	(9)	310	1,896
Operating loss (income)	(55)	550	1,496
Financial income (expense), net	2	16	130
Gain on disposal of the discontinued operations	-	250	-
Total net loss (income) from discontinued operations	$(57)	$284	$1,366

*)       Represent the results of the discontinued operations until their disposal.

The major classes of assets and liabilities that were classified as discontinued operations were:

	December 31,
	2019	2018

Cash and cash equivalents	$170	$146
Trade receivables	-	37
Property and equipment, net	2	4
Total assets of discontinued operations	172	187

Trade payables	337	302
Accrued expenses and other liabilities	179	304
Total liabilities of discontinued operations	$516	$606